Sales Revenue - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Receivables from contracts with customers: [abstract]
Revenue recognized included in the contract liability at the beginning of the year	¥ 273,224	¥ 219,873	¥ 199,902
Amortization of assets recognised cost	¥ 60,391	¥ 52,193	¥ 39,682